UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Multi-Cap Growth Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2017

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam Multi-Cap Growth Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (98.9%)(a)
			Shares	Value

Aerospace and defense (3.4%)

General Dynamics Corp.			313,800	$48,689,208

Northrop Grumman Corp.			355,400	76,037,830

				124,727,038
Auto components (2.9%)

Johnson Controls International PLC			2,323,600	108,117,108

				108,117,108
Banks (1.7%)

Bank of America Corp.			1,420,900	22,237,085

First Republic Bank			172,700	13,316,897

PacWest Bancorp			618,400	26,535,544

				62,089,526
Beverages (3.3%)

Anheuser-Busch InBev SA/NV ADR (Belgium)			280,400	36,847,364

Constellation Brands, Inc. Class A			115,800	19,279,542

Monster Beverage Corp.(NON)			153,363	22,515,222

PepsiCo, Inc.			408,600	44,443,422

				123,085,550
Biotechnology (5.4%)

Alkermes PLC(NON)			177,700	8,357,231

Amgen, Inc.			160,500	26,773,005

ARIAD Pharmaceuticals, Inc.(NON)(S)			650,132	8,900,307

Biogen, Inc.(NON)			111,100	34,777,633

BioMarin Pharmaceutical, Inc.(NON)			156,200	14,451,624

Celgene Corp.(NON)			731,868	76,502,162

Gilead Sciences, Inc.			292,533	23,145,211

Vertex Pharmaceuticals, Inc.(NON)			76,500	6,671,565

				199,578,738
Capital markets (2.1%)

Charles Schwab Corp. (The)			1,209,100	38,171,287

KKR & Co. LP			1,074,200	15,318,092

Morgan Stanley			757,500	24,285,450

				77,774,829
Chemicals (3.1%)

Albemarle Corp.			357,500	30,562,675

Ingevity Corp.(NON)			138,989	6,407,393

Sherwin-Williams Co. (The)			100,000	27,666,000

Symrise AG (Germany)			458,127	33,569,751

W.R. Grace & Co.			216,000	15,940,800

				114,146,619
Commercial services and supplies (0.9%)

KAR Auction Services, Inc.			202,874	8,756,042

Stericycle, Inc.(NON)			46,100	3,694,454

Waste Connections, Inc. (Canada)			271,200	20,258,640

				32,709,136
Consumer finance (0.6%)

Oportun Financial Corp. (acquired 6/23/15, cost $1,831,199) (Private)(F)(RES)(NON)			642,526	1,648,079

Synchrony Financial			746,600	20,904,800

				22,552,879
Containers and packaging (1.2%)

Ball Corp.(S)			280,700	23,003,365

RPC Group PLC (United Kingdom)			1,512,873	18,824,731

				41,828,096
Distributors (0.7%)

LKQ Corp.(NON)			722,500	25,619,850

				25,619,850
Diversified consumer services (0.3%)

Bright Horizons Family Solutions, Inc.(NON)			173,351	11,595,448

				11,595,448
Diversified telecommunication services (0.8%)

Level 3 Communications, Inc.(NON)			443,200	20,555,616

Zayo Group Holdings, Inc.(NON)			252,700	7,507,717

				28,063,333
Equity real estate investment trusts (REITs) (1.5%)

American Tower Corp.(R)			267,202	30,282,003

Gaming and Leisure Properties, Inc.(R)			727,300	24,328,185

				54,610,188
Food and staples retail (2.0%)

Costco Wholesale Corp.			107,300	16,364,323

Walgreens Boots Alliance, Inc.			719,100	57,973,842

				74,338,165
Food products (0.4%)

Mead Johnson Nutrition Co.			176,300	13,929,463

				13,929,463
Health-care equipment and supplies (5.7%)

Becton Dickinson and Co.			231,400	41,589,522

C.R. Bard, Inc.			221,400	49,655,592

Cooper Cos., Inc. (The)			119,600	21,439,496

Danaher Corp.			552,300	43,294,797

Edwards Lifesciences Corp.(NON)			100,000	12,056,000

GenMark Diagnostics, Inc.(NON)(S)			920,982	10,867,588

Innocoll Holdings PLC (Ireland)(NON)			997,911	5,867,717

Intuitive Surgical, Inc.(NON)			37,900	27,471,057

				212,241,769
Health-care providers and services (0.6%)

Premier, Inc. Class A(NON)			610,987	19,759,320

				19,759,320
Health-care technology (—%)

HTG Molecular Diagnostics, Inc.(AFF)(NON)			370,078	858,581

				858,581
Hotels, restaurants, and leisure (2.7%)

Chipotle Mexican Grill, Inc.(NON)(S)			51,700	21,894,950

Hilton Worldwide Holdings, Inc.			1,214,003	27,837,089

Lindblad Expeditions Holdings, Inc.(NON)(S)			1,394,800	12,553,200

Yum! Brands, Inc.			409,100	37,150,371

				99,435,610
Household products (0.6%)

Colgate-Palmolive Co.			276,300	20,484,882

				20,484,882
Industrial conglomerates (1.0%)

Honeywell International, Inc.			308,900	36,014,651

				36,014,651
Insurance (0.4%)

Prudential PLC (United Kingdom)			733,742	12,995,951

				12,995,951
Internet and direct marketing retail (6.4%)

Amazon.com, Inc.(NON)			241,477	202,191,104

Delivery Hero Holding GmbH (acquired 6/12/15, cost $6,354,151) (Private) (Germany)(F)(RES)(NON)			825	5,708,316

FabFurnish GmbH (acquired 8/2/13, cost $69) (Private) (Brazil)(F)(RES)(NON)			104	88

Global Fashion Group SA (acquired 8/2/13, cost $3,488,697) (Private) (Brazil)(F)(RES)(NON)			82,353	595,814

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $69) (Private) (Brazil)(F)(RES)(NON)			52	44

New Middle East Other Assets GmbH (acquired 8/2/13, cost $29) (Private) (Brazil)(F)(RES)(NON)			22	19

Priceline Group, Inc. (The)(NON)			20,190	29,709,383

				238,204,768
Internet software and services (12.2%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			245,450	25,966,156

Alphabet, Inc. Class A(NON)			138,448	111,320,499

Alphabet, Inc. Class C(NON)			196,283	152,568,813

Facebook, Inc. Class A(NON)			997,100	127,898,017

Instructure, Inc.(NON)			74,100	1,879,917

Shopify, Inc. Class A (Canada)(NON)(S)			572,900	24,588,868

Wix.com, Ltd. (Israel)(NON)			167,800	7,287,554

				451,509,824
IT Services (4.2%)

Fidelity National Information Services, Inc.			506,700	39,031,101

Visa, Inc. Class A(S)			1,395,400	115,399,580

				154,430,681
Life sciences tools and services (1.8%)

Agilent Technologies, Inc.			1,400,700	65,958,963

				65,958,963
Machinery (1.7%)

Fortive Corp.			309,200	15,738,280

Middleby Corp. (The)(NON)(S)			265,800	32,858,196

Wabtec Corp.(S)			155,200	12,672,080

				61,268,556
Media (2.2%)

DISH Network Corp. Class A(NON)			123,600	6,770,808

Live Nation Entertainment, Inc.(NON)			1,393,227	38,285,878

Time Warner, Inc.			148,600	11,830,046

Walt Disney Co. (The)			270,000	25,072,200

				81,958,932
Multiline retail (0.3%)

Dollar General Corp.			161,400	11,296,386

				11,296,386
Oil, gas, and consumable fuels (3.2%)

Anadarko Petroleum Corp.			498,700	31,597,632

EOG Resources, Inc.			341,400	33,016,794

Gulfport Energy Corp.(NON)			345,900	9,771,675

Pioneer Natural Resources Co.			159,800	29,666,870

Range Resources Corp.(S)			405,100	15,697,625

				119,750,596
Personal products (0.8%)

Coty, Inc. Class A			394,200	9,263,700

Edgewell Personal Care Co.(NON)			260,400	20,707,008

				29,970,708
Pharmaceuticals (3.6%)

Allergan PLC(NON)			279,100	64,279,521

Bristol-Myers Squibb Co.			443,100	23,891,952

Cardiome Pharma Corp. (Canada)(NON)			934,800	2,935,272

Eli Lilly & Co.			290,600	23,323,556

Jazz Pharmaceuticals PLC(NON)			155,067	18,837,539

				133,267,840
Professional services (0.4%)

Equifax, Inc.			113,300	15,247,914

				15,247,914
Real estate management and development (1.2%)

Kennedy-Wilson Holdings, Inc.			847,600	19,113,380

RE/MAX Holdings, Inc. Class A			593,855	25,998,972

				45,112,352
Road and rail (2.4%)

Union Pacific Corp.			902,300	88,001,319

				88,001,319
Semiconductors and semiconductor equipment (4.7%)

Applied Materials, Inc.			661,300	19,938,195

Broadcom, Ltd.			243,400	41,991,368

Micron Technology, Inc.(NON)			1,638,200	29,127,196

NVIDIA Corp.(S)			283,800	19,445,976

NXP Semiconductor NV(NON)			266,909	27,227,387

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			1,194,900	36,551,991

				174,282,113
Software (7.0%)

Adobe Systems, Inc.(NON)			321,900	34,939,026

Electronic Arts, Inc.(NON)			547,500	46,756,500

Microsoft Corp.			1,259,600	72,552,960

Mobileye NV (Israel)(NON)(S)			209,195	8,905,431

Proofpoint, Inc.(NON)(S)			246,900	18,480,465

salesforce.com, Inc.(NON)			541,400	38,618,062

ServiceNow, Inc.(NON)			287,000	22,716,050

SS&C Technologies Holdings, Inc.			536,040	17,233,686

				260,202,180
Specialty retail (2.4%)

Home Depot, Inc. (The)			431,400	55,512,552

TJX Cos., Inc. (The)			438,744	32,809,276

				88,321,828
Technology hardware, storage, and peripherals (2.6%)

Apple, Inc.			853,932	96,537,013

				96,537,013
Textiles, apparel, and luxury goods (0.6%)

NIKE, Inc. Class B			389,900	20,528,235

				20,528,235
Wireless telecommunication services (0.5%)

T-Mobile US, Inc.(NON)			355,100	16,590,272

				16,590,272

Total common stocks (cost $2,814,658,004)				$3,668,997,210

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $4,999) (Private)(F)(RES)(NON)			1,754	$4,499

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $95,634) (Private)(F)(RES)(NON)			30,360	86,071

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $224,601) (Private)(F)(RES)(NON)			44,126	202,141

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $325,791) (Private)(F)(RES)(NON)			64,006	293,211

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $182,702) (Private)(F)(RES)(NON)			33,279	164,432

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $551,501) (Private)(F)(RES)(NON)			71,810	496,351

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,546,855) (Private)(F)(RES)(NON)			542,756	1,392,169

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $1,955,989) (Private)(F)(RES)(NON)			686,312	1,760,390

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $5,967,941) (Private)(F)(RES)(NON)			2,096,000	5,371,147

Ovid Therapeutics, Inc. 144A Ser. B, 8.00% cv. pfd. (acquired 8/10/15, cost $4,137,150) (Private)(F)(RES)(NON)			664,069	3,723,435

UNEXT.com, LLC zero % cv. pfd. (acquired 4/14/00, cost $10,451,238) (Private)(F)(RES)(NON)			125,000	—

Total convertible preferred stocks (cost $25,444,401)				$13,493,846

MORTGAGE-BACKED SECURITIES (-%)(a)
			Principal amount	Value

Federal Home Loan Mortgage Association Ser. 4012, Class JK, 3.50%, 12/15/40(i)			$116,130	$124,285

Total Mortgage-backed securities (cost $124,285)				$124,285

WARRANTS (-%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	1,682,858	$92,557

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	721,455	—

Total warrants (cost $1,699,687)				$92,557

SHORT-TERM INVESTMENTS (7.3%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)		Shares	212,703,550	$212,703,550

Putnam Short Term Investment Fund 0.51%(AFF)		Shares	56,320,298	56,320,298

State Street Institutional Liquid Reserves Fund Trust Class 0.34%(P)		Shares	960,000	960,000

U.S. Treasury Bills 0.294%, 11/17/16			$739,000	738,838

U.S. Treasury Bills 0.281%, 11/10/16			760,000	759,842

Total short-term investments (cost $271,482,335)				$271,482,528

TOTAL INVESTMENTS

Total investments (cost $3,113,408,712)(b)				$3,954,190,426

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $71,028,618) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	12/21/16	$13,259,353	$13,574,089	$314,736
JPMorgan Chase Bank N.A.
	Euro	Sell	12/21/16	45,762,532	45,424,057	(338,475)
UBS AG
	Euro	Sell	12/21/16	12,066,204	12,030,472	(35,732)

Total						$(59,471)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	79,108	$—	4/17/17	(3 month USD-LIBOR-BBA plus 0.38%)	A basket (JPCMPNET) of common stocks	$969,318

Total		$—	$969,318

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,711,620,231.
(b)	The aggregate identified cost on a tax basis is $3,118,695,947, resulting in gross unrealized appreciation and depreciation of $916,455,405 and $80,960,926, respectively, or net unrealized appreciation of $835,494,479.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $21,446,206, or 0.6% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	HTG Molecular Diagnostics, Inc.	$962,203	$—	$—	$—	$858,581
	Putnam Cash Collateral Pool, LLC *	142,201,300	370,918,373	300,416,123	176,747	212,703,550
	Putnam Short Term Investment Fund **	42,433,371	210,313,821	196,426,894	74,641	56,320,298
	Totals	$185,596,874	$581,232,194	$496,843,017	$251,388	$269,882,429
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $212,703,550, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $210,511,688.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $42,130 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $35,732 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$678,773,884	$—	$6,304,281
Consumer staples	261,808,768	—	—
Energy	119,750,596	—	—
Financials	173,765,106	—	1,648,079
Health care	631,665,211	—	—
Industrials	357,968,614	—	—
Information technology	1,136,961,811	—	—
Materials	155,974,715	—	—
Real estate	99,722,540	—	—
Telecommunication services	44,653,605	—	—
Total common stocks	3,661,044,850	—	7,952,360
Convertible preferred stocks	—	—	13,493,846
Mortgage-backed securities	—	124,285	—
Warrants	92,557	—	—
Short-term investments	57,280,298	214,202,230	—

Totals by level	$3,718,417,705	$214,326,515	$21,446,206

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(59,471)	$—
Total return swap contracts	—	969,318	—

Totals by level	$—	$909,847	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$314,736	$374,207
Equity contracts	1,061,875	—

Total	$1,376,611	$374,207

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$64,000,000
OTC total return swap contracts (notional)		$9,000,000
Warrants (number of warrants)		2,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	JPMorgan Chase Bank N.A.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$-	$969,318	$-	$969,318
	Forward currency contracts#	314,736	—	—	314,736

	Total Assets	$314,736	$969,318	$—	$1,284,054

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—
	Forward currency contracts#	—	338,475	35,732	374,207

	Total Liabilities	$—	$338,475	$35,732	$374,207

	Total Financial and Derivative Net Assets	$314,736	$630,843	$(35,732)	$909,847
	Total collateral received (pledged)##†	$244,285	$630,843	$—
	Net amount	$70,451	$—	$(35,732)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Multi-Cap Growth Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016